Equity (Schedule Of Shares Of Common Stock And Treasury Stock) (Detail) - shares		12 Months Ended
	Nov. 13, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Equity Note [Line Items]
Issued shares, balance		2,096,394,470	1,136,697,235	1,136,697,235
Effect of stock split			78,104,609
Effect of stock split, issued shares			1,136,697,235
Cancellation of treasury stock under resolution of the board of directors for Issued Shares			(177,000,000)
Issued shares, balance		2,096,394,470	2,096,394,470	1,136,697,235
Treasury stock shares, balance		255,269		26,650,807
Acquisition of treasury stock under resolution of the board of directors		80,731,900	21,000,000	51,413,227
Acquisition of treasury stock through purchase of less-than-one-unit shares		41,446	58,082	35,570
Resale of treasury stock to holders of less-than-one-unit shares		(1,656)	(5,028)	(1,998)
Treasury stock shares, before a stock split				78,097,606
Cancellation of treasury stock under resolution of the board of directors	(177,000,000)		(177,000,000)
Treasury stock shares, balance		81,026,959	255,269